LEASE LIABILITIES (Details Narrative)	12 Months Ended
Jun. 30, 2021 AUD ($)
Presentation of leases for lessee [abstract]
Cash outflow	$ 358,020
Description on short-term leases	Short-term leases are leases with a lease term of 12 months or less.
Lease concession description	15% waiver for the period April 1 through to September 30, 2020.
Lease extension description	The lease has been extended by 6 months from September 1, 2021 to February 28, 2022.
Right -of-use assets	$ 88,103
non-current liabilities increased	$ 94,626